SPA (Details Narrative) - USD ($)	Apr. 19, 2024	Aug. 30, 2025	Aug. 24, 2025
IfrsStatementLineItems [Line Items]
Notional amount		$ 223,700	$ 407,000
Stock purchase agreement [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 30,000,000
Stock purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Purchase price description	purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase ordinary shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price. The Company has the right to terminate the SPA at no cost or penalty upon five trading days’ prior written notice to Alpha, provided that there are no outstanding Put notices for which ordinary shares need to be issued and the Company has paid all amounts owed to Alpha pursuant to the SPA and any indebtedness the Company otherwise owes to Alpha or its affiliates.